Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brown Capital Management Mutual Funds
Entity Central Index Key	0000869351
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
The Brown Capital Management International All Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International All Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.00%¹
¹	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 89,972,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 295,084
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$89,972
Number of Holdings	42
Total Advisory Fee Paid	$295,084
Portfolio Turnover Rate	45%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Givaudan SA	4.71%
MercadoLibre, Inc.	4.20%
Icon plc	3.79%
Cochlear Ltd.	3.78%
The Descartes Systems Group, Inc.	3.76%
CyberArk Software Ltd.	3.66%
Novonesis A/S	3.52%
Flutter Entertainment plc	3.49%
Novo Nordisk A/S	3.45%
InPost SA	3.41%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management International All Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International All Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.25%¹
¹	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[2]
Net Assets	$ 89,972,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 295,084
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$89,972
Number of Holdings	42
Total Advisory Fee Paid	$295,084
Portfolio Turnover Rate	45%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Givaudan SA	4.71%
MercadoLibre, Inc.	4.20%
Icon plc	3.79%
Cochlear Ltd.	3.78%
The Descartes Systems Group, Inc.	3.76%
CyberArk Software Ltd.	3.66%
Novonesis A/S	3.52%
Flutter Entertainment plc	3.49%
Novo Nordisk A/S	3.45%
InPost SA	3.41%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management International Small Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International Small Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.06%¹
¹	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[3]
Net Assets	$ 2,326,407,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,790,939
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$2,326,407
Number of Holdings	40
Total Advisory Fee Paid	$10,790,939
Portfolio Turnover Rate	5%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
WiseTech Global Ltd.	5.85%
REA Group Ltd.	4.89%
CyberArk Software Ltd.	4.66%
The Descartes Systems Group, Inc.	4.61%
Interparfums SA	4.46%
Ambu A/S	4.32%
Lectra	4.24%
Hemnet Group AB	4.10%
Sectra AB	3.62%
Kinaxis, Inc.	3.57%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management International Small Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International Small Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.31%¹
¹	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%	[4]
Net Assets	$ 2,326,407,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,790,939
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$2,326,407
Number of Holdings	40
Total Advisory Fee Paid	$10,790,939
Portfolio Turnover Rate	5%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
WiseTech Global Ltd.	5.85%
REA Group Ltd.	4.89%
CyberArk Software Ltd.	4.66%
The Descartes Systems Group, Inc.	4.61%
Interparfums SA	4.46%
Ambu A/S	4.32%
Lectra	4.24%
Hemnet Group AB	4.10%
Sectra AB	3.62%
Kinaxis, Inc.	3.57%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management Small Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management Small Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinst/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/smallcompanyfundinst/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.11%¹
¹	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[5]
Net Assets	$ 1,596,775,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 8,904,459
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$1,596,775
Number of Holdings	40
Total Advisory Fee Paid	$8,904,459
Portfolio Turnover Rate	5%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of September 30, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Guidewire Software, Inc.	5.83%
Manhattan Associates, Inc.	5,82%
Glaukos Corp.	5.50%
Tyler Technologies, Inc.	5.21%
AppFolio, Inc.	4.76%
Smartsheet, Inc.	4.63%
Datadog, Inc. Class A	4.62%
Veeva Systems, Inc. Class A	4.47%
Bio-Techne Corp.	4.22%
Repligen Corp.	4.16%

Material Fund Change [Text Block]	How has the Fund Changed? Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for The Fund.
Material Fund Change Adviser [Text Block]	Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for The Fund.
The Brown Capital Management Small Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management Small Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinv/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/smallcompanyfundinv/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.31%¹
¹	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[6]
Net Assets	$ 1,596,775,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 8,904,459
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$1,596,775
Number of Holdings	40
Total Advisory Fee Paid	$8,904,459
Portfolio Turnover Rate	5%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of September 30, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Guidewire Software, Inc.	5.83%
Manhattan Associates, Inc.	5.82%
Glaukos Corp.	5.50%
Tyler Technologies, Inc.	5.21%
AppFolio, Inc.	4.76%
Smartsheet, Inc.	4.63%
Datadog, Inc. Class A	4.62%
Veeva Systems, Inc. Class A	4.47%
Bio-Techne Corp.	4.22%
Repligen Corp.	4.16%

Material Fund Change [Text Block]	How has the Fund Changed? Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for The Fund.
Material Fund Change Adviser [Text Block]	Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for The Fund.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized